SCHEDULE OF CHANGES IN RECLASSIFIED STATEMENT OF CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Decrease in accounts payable	$ (4,075)	¥ (29,745)	¥ (24,722)	¥ (58,292)
Net cash used in operating activities	(17,274)	(126,082)	(170,862)	(167,111)
Cash used in merchant settlement, net	(1,688)	(12,318)	(17,399)	(49,711)
Net cash used in financing activities	$ (1,825)	¥ (13,319)	(42,733)	(144,266)
Previously Reported [Member]
Decrease in accounts payable			(42,121)	(108,003)
Net cash used in operating activities			(188,261)	(216,822)
Cash used in merchant settlement, net
Net cash used in financing activities			(25,334)	(94,555)
Revision of Prior Period, Adjustment [Member]
Decrease in accounts payable			17,399	49,711
Net cash used in operating activities			17,399	49,711
Cash used in merchant settlement, net			(17,399)	(49,711)
Net cash used in financing activities			¥ (17,399)	¥ (49,711)